Restatement of previously reported audited financial statements	9 Months Ended
Sep. 30, 2020
Restatement Of Previously Reported Audited Financial Statements [Abstract]
Restatement of previously reported audited financial statements [Text Block]

25.  Restatement of previously reported audited financial statements

Subsequent to the issuance of the previously reported audited financial statements for the year ended December 31, 2019, management discovered an error with the accounting for a $150,000 advanced royalty paid to a third party. This advanced royalty payment was an advance on future royalty payments under the licencing agreement (see Note 24) and therefore this payment should have been recognized as non-current other asset rather than a charge to profit or loss. It is classified as non-current because the application of the advanced royalty is limited to sales royalties in excess of the minimum annual royalties, subject to a maximum of $50,000 per year.

The following tables summarizes the effects of the adjustments described above.

Line item on the consolidated statements of financial position and consolidated statement of changes in shareholders' equity:

	As at		As at
	December 31, 2019	Adjustment	December 31, 2019
	(Previously Reported)		(As restated)
Other assets	$-	$150,000	$150,000
Non-current assets	$254,594	$150,000	$404,594
Total assets	$550,087	$150,000	$700,087
Deficit	$(2,686,799)	$150,000	$(2,536,799)
Total shareholders' equity (deficit)	$(381,396)	$150,000	$(231,396)
Total liabilities and shareholders' equity (deficit)	$550,087	$150,000	$700,087

Line item on the consolidated statements of net loss and comprehensive loss:

	Year ended		Year ended
	December 31, 2019	Adjustment	December 31, 2019
	(Previously Reported)		(As restated)
General and administrative expenses	$547,990	$(150,000)	$397,990
Total operating expenses	$1,588,376	$(150,000)	$1,438,376
Operating loss	$(1,164,329)	$150,000	$(1,014,329)
Loss before income taxes	$(1,297,280)	$150,000	$(1,147,280)
Net loss and comprehensive loss	$(1,297,280)	$150,000	$(1,147,280)
Net loss per share	$(5.21)	$150,000	$(4.61)

Line item on the consolidated statements of cash flows:

	Twelve months ended		Twelve months ended
	December 31, 2019	Adjustment	December 31, 2019
	(Previously Reported)		(As restated)
Net loss per share	$(1,297,280)	$150,000	$(1,147,280)
Changes in non-cash working capital items	$8,425	$(150,000)	$(141,575)

This non-current asset of $150,000 was subsequently written off.